STARBOARD INVESTMENT TRUST

RH Tactical Rotation ETF

Supplement dated September 22, 2026 to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated October 1, 2025

Effective October 1, 2026, the name of the RH Tactical Rotation ETF will change to Adaptive Tactical Rotation ETF.

Investors Should Retain This Supplement for Future Reference